SCHEDULE OF INVENTORIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Finished goods	$ 2,233,225	$ 954,453
Work in process	107,287	16,409
Raw materials	1,562,627	561,401
Inventories	$ 3,903,139	$ 1,532,263